Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

FOREIGN GOVERNMENT NOTE/BOND - 1.3%
Italy Buoni Poliennali Del Tesoro (1)(2)			Amount		Value
1.792%, 09/01/2050			1,260,000	EUR	$1,718,581
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $1,699,898)					1,718,581

PURCHASED OPTIONS AND WARRANTS - 5.2%		Contracts	Notional		Value
Call Option Purchased - 0.1%
Crude Oil Dec 21 Futures at $90, October 26, 2021 (3)		30	1,366,500	USD	4,200
Crude Oil Dec 21 Futures at $100, October 26, 2021 (3)		30	1,366,500	USD	2,100
Gold Dec 20 Futures at $2,000, November 24, 2020 (3)		45	8,529,750	USD	121,500
Total Call Option Purchased (Premiums Paid $152,923)					127,800

Put Option Purchased - 0.3%
E-mini S&P 500 at $3,150, November 30, 2020		80	13,408,000	USD	318,000
Gold Dec 20 Futures at $1,650, November 24, 2020 (3)		75	14,216,250	USD	36,000
Silver Dec 20 Futures at $20, November 24, 2020 (3)		7	822,290	USD	12,250
Total Put Option Purchased (Premiums Paid $447,369)					366,250

Over-The-Counter Options Purchased - 0.7%	Counterparty [a]
EUR Call / USD Put at 1.200 KO >1.230, October 14, 2020 (4)	JPM		8,206,000	EUR	2,117
EUR Call / USD Put at 1.220 EKO >1.260, November 2, 2020 (4)	JPM		8,206,000	EUR	2,473
EUR Put / GBP Call at 0.848, October 29, 2020 (5)(6)	GS		494,000	EUR	6,352
EUR Put / GBP Call at 0.870, November 12, 2020 (5)(6)	JPM		410,000	EUR	73,100
EUR Put / GBP Call at 0.870, December 10, 2020 (6)	JPM		410,000	EUR	60,515
EUR Put / GBP Call at 0.860, December 14, 2020 (6)	JPM		327,000	EUR	29,011
SX5E > 3,671.12 & EURUSD > 1.1876, December 18, 2020 (7)	GS		591,000	EUR	83,012
GBP Call / USD Put at 1.395, October 1, 2020 (5)(6)	MS		373,000	GBP	–
GBP Call / USD Put at 1.390, November 12, 2020 (6)	JPM		758,000	GBP	22,002
GBP Call / USD Put at 1.360, November 20, 2020 (6)	JPM		378,000	GBP	46,546
USD Call / JPY Put at 120.00, September 11, 2023 (5)(6)	JPM		1,446,000	USD	247,685
USD Put / CNH Call at 6.675, October 29, 2020 (6)			490,000	USD	38,413
USD Put / JPY Call at 104.000 KO >101.750, October 13, 2020 (4)	JPM		19,586,000	USD	7,208
USD Put / JPY Call at 105.000 KO >102.750, October 13, 2020 (4)	JPM		9,752,000	USD	13,760
XAU > $1,987.5 and USSW30 > 1.363%, June 11, 2021 (7)	MS		881,000	USD	92,505
XAU > $1,987.5 and USSW30 > 1.415%, June 25, 2021 (7)	MS		881,000	USD	86,338
XAU > $1,995 and USSW10 > 0.90%, March 12, 2021 (7)	MS		945,000	USD	78,435
XAU > $1,995 and USSW10 > 0.90%, March 26, 2021 (7)	MS		948,000	USD	78,684
Total Over-The-Counter Options (Premiums Paid $1,178,360)					968,156

Warrants - 4.1%	Counterparty [a]	Contracts	Notional		Value
Euro STOXX 50 Index Dispersion Warrants (8)
Effective: 10/02/2019, Expiration: 12/18/2020, Strike: 19.00%	HSBC	350	350,000	USD	400,155
Effective: 10/10/2019, Expiration: 12/18/2020, Strike: 17.15% (1)	CITI	225	225,000	EUR	416,025
Effective: 12/04/2019, Expiration: 12/18/2020, Strike: 16.41% (1)	SG	5,000	500,000	EUR	766,435
Effective: 01/06/2020, Expiration: 12/18/2020, Strike: 16.30% (1)	JPM	4	400,000	EUR	648,973
Effective: 03/03/2020, Expiration: 06/18/2021, Strike: 19.19% (1)	JPM	4	400,000	EUR	760,371
Multiple Markets Index Dispersion Warrants (9)
Effective: 01/25/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	202,265
Effective: 02/15/2019, Expiration: 12/18/2020 (1)	HSBC	4,020	4,020,000	EUR	270,259
Effective: 03/05/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	302,000
Effective: 03/06/2019, Expiration: 12/18/2020	HSBC	2,980	2,980,000	USD	347,200
Swiss Market Index Dispersion Warrant (1)(8)
Effective: 06/16/2020, Expiration: 06/18/2021, Strike: 21.32%	MS	300	300,000	CHF	299,528
S&P 500 Index Dispersion Warrants (8)
Effective: 12/04/2019, Expiration: 01/15/2021, Strike: 17.31%	UBS	27	270,000	USD	300,482
Effective: 01/28/2020, Expiration: 06/18/2021, Strike: 16.08%	HSBC	300	300,000	USD	271,527
Effective: 02/25/2020, Expiration: 06/18/2021, Strike: 17.57%	HSBC	400	400,000	USD	372,012
Effective: 06/12/2020, Expiration: 06/18/2021, Strike: 30.48%	JPM	3	300,000	USD	253,528
Total Warrants (Cost $4,884,506)					5,610,760

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $6,663,158)					7,072,966

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

	Principal
SHORT-TERM INVESTMENTS - 45.0%	Amount		Value
United States Treasury Bills - 45.0% (2)
0.100%, 01/14/2021	200,000	USD	$199,943
0.099%, 01/21/2021	7,000,000	USD	6,997,931
0.100%, 01/28/2021	10,580,000	USD	10,576,721
0.110%, 02/04/2021	10,000,000	USD	9,996,675
0.116%, 02/18/2021	7,000,000	USD	6,997,482
0.107%, 02/25/2021	8,000,000	USD	7,996,815
0.111%, 03/04/2021	10,500,000	USD	10,495,508
0.090%, 03/25/2021	7,500,000	USD	7,496,263
Total United States Treasury Bills (Cost $60,755,543)			60,757,338

TOTAL SHORT-TERM INVESTMENTS (Cost $60,755,543)			60,757,338

Investments, at value (Cost $69,118,599) - 51.5%			69,548,885
Other Assets in Excess of Liabilities - 48.5%			65,428,065
TOTAL NET ASSETS - 100.0%			$134,976,950

(1)	Foreign issued security.
(2)	Rate quoted is effective yield of position.
(3)	Position held in subsidiary.
(4)	Position includes a knock-out (KO) term at level indicated. If the closing level is above the knock-out level, the option becomes worthless. Expiry Knockout (EKO) applies only at expiration.
(5)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(6)	Binary option - Payoff is either notional amount or nothing.
(7)	Dual binary option - Option only pays if both terms are met at maturity.
(8)
The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.

(9)
The payout of the Multiple Markets Index Dispersion Warrants is calculated with the observed volatility of a weighted basket of indices to an assigned strike volatility for each index during the observation period for the respective warrant.

[a]	Counterparty abbreviations
BNP - BNP Paribas S.A.
CITI - Citigroup Global Markets
GS - Goldman Sachs
HSBC - HSBC Bank Plc
JPM - J.P. Morgan Investment Bank
MS - Morgan Stanley
SG - Societe Generale
UBS - UBS AG

Reference entity abbreviations
SX5E - Euro Stoxx 50 Index
USSW30 - 30 year US Swap Rate
USSW10 - 10 year US Swap Rate
XAU - Gold spot price quoted in US dollar

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

WRITTEN OPTIONS - (0.5%)		Contracts	Notional		Value
Call Options Written - (0.3%)
E-mini S&P 500 at $3,260, October 9, 2020		(6)	(1,005,600)	USD	$(33,675)
E-mini S&P 500 at $3,300, October 9, 2020		(6)	(1,005,600)	USD	(24,600)
E-mini S&P 500 at $3,345, October 9, 2020		(6)	(1,005,600)	USD	(15,750)
E-mini S&P 500 at $3,370, October 9, 2020		(6)	(1,005,600)	USD	(11,700)
E-mini S&P 500 at $3,650, November 30, 2020		(32)	(5,363,200)	USD	(40,800)
Euro STOXX 50 Price at $3,175, October 16, 2020 (1)		(38)	(1,213,572)	EUR	(34,039)
Euro STOXX 50 Price at $3,225, October 16, 2020 (1)		(38)	(1,213,572)	EUR	(21,430)
Euro STOXX 50 Price at $3,250, October 16, 2020 (1)		(38)	(1,213,572)	EUR	(16,262)
Euro STOXX 50 Price at $3,300, October 16, 2020 (1)		(38)	(1,213,572)	EUR	(8,465)
Total Call Options Written (Premiums Received $115,950)					(206,721)

Put Option Written - (0.2%)
E-mini S&P 500 at $2,500, March 19, 2021		(80)	(13,374,000)	USD	(189,000)
Total Put Option Written (Premiums Received $195,791)					(189,000)

Over-The-Counter Option Written - (0.0%)	Counterparty [a]
EUR Call / GBP Put at 0.895, October 12, 2020	JPM		(5,808,000)	EUR	(112,345)
EUR Call / GBP Put at 0.920, November 12, 2020	JPM		(8,221,000)	EUR	(82,354)
USD Put / JPY Call at 102.400, November 16, 2020	JPM		(9,757,000)	USD	(24,939)
Total Over-The-Counter Option Written (Premiums Received $291,846)					(219,638)

TOTAL WRITTEN OPTIONS (Premiums Received $603,586)					$(615,359)

(1)	Position held in subsidiary.

[a]	Counterparty abbreviations
GS - Goldman Sachs
JPM - J.P. Morgan Investment Bank

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	September 30, 2020	Received	Amount	September 30, 2020	Gain/(Loss)
10/30/2020	AUD	12,474,820	$8,935,638	NZD	13,445,523	$8,894,807	$(40,831)
10/30/2020	AUD	7,263,000	5,202,442	USD	5,140,141	5,140,141	(62,301)
10/30/2020	CAD	5,180,788	3,891,175	USD	3,872,000	3,872,000	(19,175)
10/30/2020	CHF	2,973,708	3,231,466	USD	3,215,465	3,215,464	(16,002)
10/30/2020	EUR	1,309,000	1,535,709	CHF	1,413,340	1,535,847	138
10/30/2020	EUR	4,965,000	5,824,901	GBP	4,535,468	5,853,274	28,373
10/30/2020	EUR	13,931,998	16,344,916	USD	16,283,139	16,283,139	(61,777)
10/30/2020	GBP	936,401	1,208,478	EUR	1,032,000	1,210,735	2,257
10/30/2020	GBP	1,526,000	1,969,388	USD	1,963,539	1,963,539	(5,849)
10/30/2020	JPY	1,128,499,184	10,703,868	USD	10,683,207	10,683,207	(20,661)
10/30/2020	NOK	7,211,508	773,176	USD	759,000	759,000	(14,176)
10/30/2020	NZD	4,135,043	2,735,513	AUD	3,827,000	2,741,257	5,744
10/30/2020	NZD	11,685,000	7,730,143	USD	7,614,741	7,614,741	(115,402)
10/30/2020	SEK	49,440,126	5,522,183	USD	5,445,182	5,445,182	(77,001)
10/30/2020	USD	3,770,969	3,770,969	AUD	5,337,000	3,822,860	51,891
10/30/2020	USD	5,801,836	5,801,836	CAD	7,778,044	5,841,916	40,080
10/30/2020	USD	2,891,075	2,891,075	CHF	2,669,831	2,901,249	10,174
10/30/2020	USD	7,757,059	7,757,059	EUR	6,629,202	7,777,330	20,271
10/30/2020	USD	9,652,145	9,652,145	GBP	7,560,000	9,756,601	104,456
10/30/2020	USD	21,483,834	21,483,834	JPY	2,264,621,718	21,480,044	(3,790)
10/30/2020	USD	2,184,760	2,184,759	NOK	20,871,393	2,237,709	52,950
10/30/2020	USD	1,540,551	1,540,551	NZD	2,348,000	1,553,306	12,755
10/30/2020	USD	1,900,600	1,900,600	SEK	17,305,194	1,932,892	32,292
12/16/2020	BRL	4,470,881	794,350	USD	830,893	830,893	36,543
12/16/2020	CLP	269,439,717	343,487	USD	347,467	347,467	3,980
12/16/2020	CNH	39,840,750	5,840,847	USD	5,837,000	5,837,000	(3,847)
12/16/2020	HUF	454,639,697	1,464,589	USD	1,487,256	1,487,256	22,667
12/16/2020	IDR	5,854,274,629	390,558	USD	389,390	389,390	(1,168)
12/16/2020	INR	160,262,414	2,154,490	USD	2,156,521	2,156,521	2,031
12/16/2020	KRW	10,381,288,310	8,877,284	USD	8,865,000	8,865,000	(12,284)
12/16/2020	MXN	18,130,388	812,606	USD	799,000	799,000	(13,606)
12/16/2020	PHP	212,003,004	4,359,062	USD	4,355,000	4,355,000	(4,062)
12/16/2020	PLN	3,175,583	821,737	USD	820,000	820,000	(1,737)
12/16/2020	RUB	72,695,853	927,409	USD	942,133	942,133	14,724
12/16/2020	SGD	849,489	622,377	USD	620,503	620,503	(1,874)
12/16/2020	THB	215,532,218	6,801,199	USD	6,864,653	6,864,653	63,454
12/16/2020	TWD	35,686,000	1,232,472	USD	1,242,000	1,242,000	9,528
12/16/2020	USD	200,000	200,000	BRL	1,122,356	199,411	(589)
12/16/2020	USD	140,000	140,000	CLP	108,288,627	138,048	(1,952)
12/16/2020	USD	15,780,871	15,780,871	CNH	108,393,680	15,891,039	110,168
12/16/2020	USD	430,000	430,000	HUF	133,683,471	430,652	652
12/16/2020	USD	160,000	160,000	IDR	2,409,078,000	160,718	718
12/16/2020	USD	2,803,412	2,803,412	INR	208,779,089	2,806,724	3,312
12/16/2020	USD	12,707,314	12,707,314	KRW	14,997,105,163	12,824,378	117,064
12/16/2020	USD	4,640,000	4,640,000	MXN	104,540,138	4,685,500	45,500
12/16/2020	USD	2,783,832	2,783,832	PHP	135,786,417	2,791,949	8,117
12/16/2020	USD	1,071,561	1,071,561	PLN	4,044,604	1,046,611	(24,950)
12/16/2020	USD	240,000	240,000	RUB	19,072,635	243,317	3,317

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

FORWARD CURRENCY CONTRACTS (1) (Continued)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	September 30, 2020	Received	Amount	September 30, 2020	Gain/(Loss)
12/16/2020	USD	310,000	310,000	SGD	422,775	309,745	(255)
12/16/2020	USD	3,040,000	3,040,000	THB	96,642,708	3,049,597	9,597
12/16/2020	USD	4,631,644	4,631,644	TWD	133,406,190	4,607,392	(24,252)
12/17/2020	USD	220,000	220,000	ZAR	3,697,702	218,667	(1,333)
12/17/2020	ZAR	6,284,485	371,639	USD	366,955	366,955	(4,684)
							$279,195

(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
	Amsterdam Exchanges Index	4	October 2020	513,611	EUR	$(9,747)
	Australia SPI 200 Index	17	December 2020	1,766,166	AUD	(42,648)
	Australian 10 Year Government Bond	(1)	December 2020	(107,003)	AUD	(1,303)
	Australian Dollar	14	December 2020	1,002,820	USD	(18,706)
*	Brent Crude	(43)	December 2020	(1,818,900)	USD	6,472
*	Brent Crude	70	December 2022	3,313,100	USD	250,519
	British Pound	1	December 2020	80,650	USD	(240)
	CAC 40 Index	19	October 2020	1,069,503	EUR	(58,174)
	Canadian 10 Year Government Bond	12	December 2020	1,368,120	CAD	2,874
	Canadian Dollar	(13)	December 2020	(976,690)	USD	12,675
*	Canola	57	November 2020	445,538	CAD	13,750
*	Cocoa	7	December 2020	178,220	USD	(3,124)
*	Coffee 'C'	2	December 2020	83,213	USD	(15,119)
*	Copper	1	December 2020	75,813	USD	1,446
*	Corn	(1)	December 2020	(18,950)	USD	(2,815)
*	Cotton No. 2	5	December 2020	164,475	USD	638
*	Crude Oil	(46)	November 2020	(1,850,120)	USD	(23,770)
	DAX Index	2	December 2020	749,141	EUR	(24,831)
	DAX Mini	7	December 2020	524,399	EUR	(16,793)
	E-mini Dow	1	December 2020	138,320	USD	(1,227)
	E-mini Russell 2000 Index	(22)	December 2020	(1,654,840)	USD	(15,305)
	E-mini S&P 500	111	December 2020	18,603,600	USD	(171,389)
	E-mini Utilities Select Sector	1	December 2020	59,800	USD	(302)
	Euro FX Currency	40	December 2020	5,867,750	USD	(83,256)
	Euro STOXX 50 Index	(188)	December 2020	(7,040,274)	EUR	109,170
	Euro STOXX 50 Volatility Index	5	October 2020	15,564	EUR	379
	Euro-BTP Italian Government Bond	(27)	December 2020	(4,671,841)	EUR	(4,646)
	Euro-OAT	2	December 2020	395,235	EUR	1,275
*	European Emission Allowances	83	December 2020	2,620,663	EUR	(227,108)
*	Feeder Cattle	(1)	November 2020	(71,025)	USD	71
	FTSE 100 Index	19	December 2020	1,432,147	GBP	(47,466)
	FTSE 250 Index	(21)	December 2020	(933,562)	GBP	26,204
	FTSE/JSE TOP 40 Index	(1)	December 2020	(30,079)	ZAR	(547)
	FTSE/MIB Index	2	December 2020	222,356	EUR	(9,265)
*	Gold 100 oz	43	December 2020	8,150,650	USD	(348,152)
	Hang Seng China Enterprises Index	(36)	October 2020	(2,178,567)	HKD	(23,932)
	Hang Seng Index	1	October 2020	151,160	HKD	892
*	Hard Red Winter Wheat	1	December 2020	25,488	USD	446
	IBEX 35 Index	3	October 2020	236,733	EUR	(7,591)
	Japanese Yen	(10)	December 2020	(1,185,938)	USD	(7,058)
	Korea 3 Year Bond	5	December 2020	479,179	KRW	1,585
	Korea 10 Year Bond	(7)	December 2020	(796,785)	KRW	(6,382)
	Korea Stock Exchange KOSPI 200 Index	3	December 2020	198,771	KRW	91
*	Lean Hogs	(2)	December 2020	(50,480)	USD	(3,344)
*	London Metal Exchange Copper	1	October 2020	166,900	USD	8,122
*	London Metal Exchange Copper	(1)	October 2020	(166,900)	USD	484
*	London Metal Exchange Copper	1	November 2020	166,888	USD	(416)
*	London Metal Exchange Lead	2	October 2020	90,375	USD	(8,950)
*	London Metal Exchange Lead	(2)	October 2020	(90,375)	USD	4,578
*	London Metal Exchange Lead	1	November 2020	45,375	USD	(2,347)
*	London Metal Exchange Lead	(1)	November 2020	(45,375)	USD	1,152
*	London Metal Exchange Nickel	2	October 2020	173,844	USD	(2,940)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

	FUTURES CONTRACTS (Continued)
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
*	London Metal Exchange Nickel	(2)	October 2020	(173,844)	USD	$3,270
*	London Metal Exchange Nickel	2	November 2020	174,015	USD	(3,339)
*	London Metal Exchange Primary Aluminum	5	October 2020	217,469	USD	(5,018)
*	London Metal Exchange Primary Aluminum	(5)	October 2020	(217,469)	USD	1,891
*	London Metal Exchange Primary Aluminum	5	November 2020	219,031	USD	(1,766)
*	London Metal Exchange Primary Aluminum	(1)	November 2020	(43,806)	USD	378
*	London Metal Exchange Zinc	5	October 2020	298,875	USD	(2,353)
*	London Metal Exchange Zinc	(5)	October 2020	(298,875)	USD	1,109
*	London Metal Exchange Zinc	6	November 2020	359,550	USD	(1,720)
*	London Metal Exchange Zinc	(3)	November 2020	(179,775)	USD	567
	Long Gilt	1	December 2020	175,630	GBP	(298)
*	Low Sulphur Gas Oil	(4)	November 2020	(133,500)	USD	(1,934)
	Mexican Peso	6	December 2020	134,550	USD	(3,293)
*	Milling Wheat No. 2	15	December 2020	173,890	EUR	9,560
	MSCI Emerging Markets Index	57	December 2020	3,102,225	USD	(80,964)
	MSCI Taiwan Stock Index	6	October 2020	295,800	USD	6,328
	MSCI World Index	(67)	December 2020	(4,730,870)	USD	28,915
	NASDAQ 100 E-mini	(1)	December 2020	(228,145)	USD	858
*	Natural Gas	(1)	November 2020	(25,270)	USD	2,136
	New Zealand Dollar	(1)	December 2020	(66,130)	USD	828
	Nikkei 225 Mini	38	December 2020	835,557	JPY	1,714
*	NY Harbor ULSD	(3)	November 2020	(145,177)	USD	(5,035)
	OMX 30 Index	24	October 2020	490,741	SEK	(360)
*	Palladium	1	December 2020	233,050	USD	15,796
*	Platinum	1	January 2021	45,460	USD	(1,958)
*	RBOB Gasoline	(1)	November 2020	(49,627)	USD	(4,124)
*	Red Spring Wheat	(2)	December 2020	(54,025)	USD	(3,186)
*	Robusta Coffee	13	November 2020	169,650	USD	(14,965)
	S&P 500 Dividend Index	307	December 2021	3,994,838	USD	965,275
	S&P 500 Dividend Index	171	December 2022	2,220,863	USD	407,753
	S&P 500 Dividend Index	108	December 2023	1,412,100	USD	297,959
	S&P/Toronto Stock Exchange 60 Index	9	December 2020	1,299,763	CAD	(14,483)
	SGX MSCI Singapore Index	(9)	October 2020	(186,389)	SGD	558
	SGX Nikkei 225	13	December 2020	1,430,166	JPY	3,894
*	SGX TSI Iron Ore	15	November 2020	175,680	USD	12,691
	Short-Term Euro-BTP	4	December 2020	531,217	EUR	603
*	Silver	4	December 2020	469,880	USD	(82,410)
*	Soybean	4	November 2020	204,700	USD	5,900
*	Soybean Meal	2	December 2020	68,560	USD	934
*	Soybean Oil	8	December 2020	159,024	USD	1,023
	STOXX 600 Banks Index	9	December 2020	181,866	EUR	(647)
*	Sugar No. 11	4	March 2021	60,525	USD	3,522
*	TTF Natural Gas	(10)	November 2020	(112,156)	EUR	(4,608)
	U.S. 5 Year Treasury Note	19	December 2020	2,394,594	USD	5,162
	U.S. Treasury Long Bond	2	December 2020	352,563	USD	434
*	UK Natural Gas	(5)	November 2020	(71,615)	GBP	(3,254)
	Ultra 10-Year U.S. Treasury Note	4	December 2020	639,688	USD	4,805
	Ultra T-Bond	1	December 2020	221,813	USD	3,037
*	Wheat	1	December 2020	28,900	USD	1,109
*	White Sugar	6	December 2020	112,590	USD	125
						$806,349

*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

INTEREST RATE SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)		Unrealized Gain/(Loss)
CNY-CNREPOFIX 2.851%	2.960%	3 Month	12/16/2020	12/16/2025	78,655,900	CNY	$154,949	$93,689		$61,260
HKD-HIBOR-HKAB 0.620%	0.620%	3 Month	12/16/2020	12/16/2023	54,670,000	HKD	20,935	-		20,935
1.740%	HUF-BUBOR-Reuters 0.800%	6 Month	12/16/2020	12/16/2030	113,400,000	HUF	957	77		880
1.070%	HUF-BUBOR-Reuters 0.800%	6 Month	12/16/2020	12/16/2023	1,141,750,000	HUF	21,386	(1,198)		22,584
NZD-BBR-FRA 0.250%	0.020%	3 Month	12/16/2020	12/16/2023	13,000,000	NZD	(5,702)	(3,324)		(2,378)
PLN-WIBOR-WIBO 0.160%	1.110%	6 Month	12/16/2020	12/16/2030	2,300,000	PLN	9,456	-		9,456
PLN-WIBOR-WIBO 0.160%	0.390%	6 Month	12/16/2020	12/16/2023	29,500,000	PLN	16,632	(206)		16,838
SGD-SOR-VWAP 0.177%	0.930%	6 Month	12/16/2020	12/16/2030	1,900,000	SGD	14,601	-		14,601
SGD-SOR-VWAP 0.177%	0.390%	6 Month	12/16/2020	12/16/2023	12,300,000	SGD	14,065	-		14,065
USD-LIBOR-BBA 0.234%	0.260%	3 Month	12/16/2020	12/18/2023	7,900,000	USD	874	6,990		(6,116)
Total of Interest Rate Swaps							$248,153	$96,028		$152,125

INFLATION SWAPS *
Rate paid [1]	Rate received	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)		Unrealized Gain/(Loss)
UK-RPI	3.435%	At maturity	9/15/2020	9/15/2025	8,296,700	GBP	25,292	4,115		21,177
2.028%	USA-CPI-U	At maturity	9/9/2020	9/9/2050	3,769,500	USD	(18,225)	(45,904)		27,679
USA-CPI-U	0.830%	At maturity	4/30/2020	4/30/2025	29,725,000	USD	(1,096,219)	(221,336)		(874,883)
Total of Inflation Swaps							$(1,089,152)	$(263,125)		$(826,027)

CREDIT DEFAULT SWAPS *
Reference Entity		Buy/Sell Protection	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)		Unrealized Gain/(Loss)
Markit iTraxx Europe Index		Buy	1.00%	12/20/2025	(2,268)	EUR	2,466	(2,656)		5,122
Markit iTraxx Europe Crossover Index		Buy	5.00%	12/20/2025	(8,342)	EUR	(8,535)	(9,769)		1,234
Markit CDX North America Investment Grade Index		Sell	1.00%	12/20/2025	9,606	USD	8,481	9,561		(1,080)
Markit CDX North America High Yield Index		Buy	5.00%	12/20/2025	(271,678)	USD	(271,666)	(271,536)		(130)
Total of Credit Default Swaps							$(269,254)	$(274,400)	$	$ 5,146

* Counterparty is J.P. Morgan Investment Bank
[1] Floating rate definitions
CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate
HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate
HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate
NZD-BBR-FRA - New Zealand Official Cash Rate
PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty
SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price
UK RPI - United Kingdom Retail Price Index
USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate
USA-CPI-U - U.S. Consumer Price Index for Urban Consumers

AUD - Australian Dollar	HUF - Hungarian Forint	PLN - Polish Zloty
BRL - Brazilian Real	IDR - Indonesian Rupiah	RUB - Russian Ruble
CAD - Canadian Dollar	INR - Indian Rupee	SEK - Swedish Krona
CHF - Swiss Franc	JPY - Japanese Yen	SGD - Singapore Dollar
CLP - Chilean Peso	KRW - South-Korean Won	THB - Thai Baht
CNY - Chinese Yuan	MXN - Mexican Peso	TRY - Turkish Lira
EUR - Euro	NOK - Norwegian Kroner	TWD - Taiwan Dollar
GBP - British Pound	NZD - New Zealand Dollar	USD - US Dollar
HKD - Hong Kong Dollar	PHP - Philippine Peso	ZAR - South African Rand

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

	TOTAL RETURN SWAPS *
	Reference Entity	Counter- party [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
[1]	GSCBFABA Index	GS	AUD BBSW 3M + 0.10% (0.190%)	monthly	10/12/2022	(992,176)	AUD	$(13,067)
[2]	GSCBFACT Index	GS	USD LIBOR 1M - 0.40% (-0.252%)	monthly	08/12/2022	(1,192,983)	USD	(30,230)
[3]	GSCBFLPM Index	GS	USD LIBOR 1M - 0.20% (-0.052%)	monthly	06/30/2022	(162,097)	USD	47
[4]	GSGLFEXC Index	GS	USD LIBOR 1M + 0.40% (0.548%)	monthly	09/26/2023	1,483,021	USD	30,533
[5]	GSGLFPAY Index	GS	USD LIBOR 1M + 0.40% (0.548%)	monthly	06/24/2022	593,411	USD	22,189
[6]	GSGLREST Index	GS	USD LIBOR 1M - 0.45% (0.302%)	monthly	09/28/2023	(166,536)	USD	(1,283)
[7]	GSGLSMA3 Index	GS	USD LIBOR 1M - 1.12% (-0.972%)	monthly	03/19/2021	(999,731)	USD	4,888
[8]	GSGLYARD Index	GS	USD LIBOR 1M - 1.05% (-0.902%)	monthly	03/16/2023	(1,324,722)	USD	(16,253)
[9]	JPCMFBAN Index	JPM	USD LIBOR 1M - 0.40% (-0.252%)	monthly	07/14/2021	(307,763)	USD	777
[10]	JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.503%)	monthly	08/25/2021	1,155,701	CHF	(18,720)
[11]	JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (-0.202%)	monthly	07/12/2021	(1,471,239)	USD	(7,329)
[12]	JPFUAIR Index	JPM	USD LIBOR 1M - 1.05% (-0.902%)	monthly	08/05/2021	(967,792)	USD	37,978
[13]	JPFUEUBA Index	JPM	EUR EURIBOR 1M - 1.15% (-1.6790%)	monthly	04/13/2021	(723,867)	EUR	(13,297)
[14]	JPFUEUIN Index	JPM	EUR EURIBOR 1M + 0.30% (-0.229%)	monthly	04/13/2021	715,381	EUR	(6,582)
[15]	JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (0.548%)	monthly	09/15/2021	842,219	USD	24,769
[16]	JPFUOMED Index	JPM	USD LIBOR 1M - 0.50% (-0.352%)	monthly	09/15/2021	(681,479)	USD	(8,060)
[17]	JPFUPIPE Index	JPM	USD LIBOR 1M - 0.50% (-0.352%)	monthly	06/16/2021	(1,100,220)	USD	49,302
[18]	JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (-0.252%)	monthly	09/01/2021	(676,190)	USD	2,528
[19]	JPFUTRVL Index	JPM	USD LIBOR 1M - 0.65% (-0.502%)	monthly	10/27/2021	(159,877)	USD	(3,767)
[20]	JPTAOBRL Index	JPM	BRL CDI - 4.78% (-2.880%)	monthly	03/24/2021	(358,085)	BRL	1,548
	Klabin SA	MS	BRL CDI + 1.50% (3.400%)	monthly	09/16/2021	898,008	BRL	(10,833)
[21]	MSFDRUS Index	MS	0	monthly	07/01/2021	33,975,679	USD	(136,579)
[22]	MSFINTOT Index	MS	FEDEF 1D + 0.75% (0.840%)	monthly	08/03/2022	548,936	USD	8,517
[23]	S5CONS	JPM	USD LIBOR 1M - 0.40% (-0.252%)	monthly	03/17/2021	(831,218)	USD	(17,634)
[24]	S5INDU	JPM	USD LIBOR 1M - 0.40% (-0.252%)	monthly	09/23/2021	(748,432)	USD	(11,394)
[25]	S5MATR	JPM	USD LIBOR 1M - 0.40% (-0.252%)	monthly	03/17/2021	(974,904)	USD	(6,087)
Total of Total Return Swaps								$(118,039)

[a]	Counterparty abbreviations		[b] Floating rate definitions
	GS - Goldman Sachs		BBSW - Australian Bank Bill Swap Rate
	JPM - J.P. Morgan Investment Bank		BRL CDI - Brazil Average One-Day Interbank Deposit
	MS - Morgan Stanley		EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest
			rates at which a panel of European banks borrow funds from one another.
			FEDEF - U.S. Federal Funds Effective Rate
			LIBOR - London Interbank Offered Rate

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

*	No Upfront premiums paid on the Total Return Swaps.
[1]	GSCBFABA is a custom basket of oilfield products and services company stocks.
[2]	GSCBFACT is a custom basket of investment management company stocks.
[3]	GSCBFLPM is a custom basket of financial services company stocks.
[4]	GSGLFEXC is a custom basket of financial services company stocks. The components of the basket as of September 30, 2020 are shown on the following pages.
[5]	GSGLFPAY is a custom basket of financial services company stocks.
[6]	GSGLREST is a custom basket of restaurant stocks.
[7]	GSGLSMA3 is a custom basket of smartphone company stocks.
[8]	GSGLYARD is a custom basket of shipyards and containers company stocks.
[9]	JPCMFBAN is a custom basket of bank stocks.
[10]	JPEBCSMI is a custom basket of Swiss stocks.
[11]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of September 30, 2020 are shown on the following pages.
[12]	JPFUAIR is a custom basket of airline company stocks.
[13]	JPFUEUBA is a custom basket of European bank stocks.
[14]	JPFUEUIN is a custom basket of European insurance company stocks.
[15]	JPFUMEDA is a custom basket of media company stocks.
[16]	JPFUOMED is a custom basket of media company stocks.
[17]	JPFUPIPE is a custom basket of natural gas company stocks.
[18]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[19]	JPFUTRVL is a custom basket of travel company stocks.
[20]	JPTAOBRL is a custom basket of Brazilian stocks.
[21]	MSFDRUS - The components of the basket as of September 30, 2020 are shown on the following pages.
[22]	MSFINTOT is a custom basket of South Korea and Taiwan electronics company stocks.
[23]	S5CONS - S&P 500 Consumer Staples Index
[24]	S5INDU - S&P 500 Industrials Index
[25]	S5MATR - S&P 500 Materials Index

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

GSGLFEXC Index

Name	Quantity	Value	Weight
S&P Global Inc	9,044	$3,261,266	15.92%
MSCI Inc	8,308	2,964,128	14.47%
FactSet Research Systems Inc	7,690	2,575,227	12.57%
Moody's Corp	8,313	2,409,523	11.77%
Intercontinental Exchange Inc	23,913	2,392,496	11.68%
Deutsche Boerse AG	11,732	2,060,088	10.06%
London Stock Exchange Group PLC	16,306	1,868,635	9.12%
Blackstone Group Inc/The	25,856	1,349,683	6.59%
BlackRock Inc	1,421	800,805	3.91%
Nasdaq Inc	6,518	799,824	3.91%
		$20,481,675	100.00%

JPFCITSV Index

Name	Quantity	Value	Weight
Fujitsu Ltd	7,044	$957,221	9.39%
Infosys Ltd	68,635	947,856	9.30%
Oracle Corp	13,124	783,519	7.69%
International Business Machines Corp	6,109	743,291	7.29%
Capgemini SE	5,323	684,851	6.72%
Cognizant Technology Solutions Corp	9,071	629,691	6.18%
NTT Data Corp	48,689	619,167	6.08%
Wipro Ltd	130,868	615,080	6.04%
Atos SE	6,854	552,761	5.42%
Hewlett Packard Enterprise Co	57,005	534,135	5.24%
SYNNEX Corp	3,772	528,295	5.18%
Software AG	9,848	485,741	4.77%
Indra Sistemas SA	46,826	333,453	3.27%
Sykes Enterprises Inc	9,563	327,157	3.21%
Worldline SA/France	2,969	244,067	2.39%
TTEC Holdings Inc	4,330	236,211	2.32%
Citrix Systems Inc	1,405	193,542	1.90%
TietoEVRY Oyj	6,935	191,863	1.88%
VMware Inc	1,268	182,154	1.79%
Temenos AG	1,239	166,868	1.64%
DXC Technology Co	9,188	163,999	1.61%
Conduent Inc	21,969	69,861	0.69%
		$10,190,783	100.00%

MSFDRUS Index

Name	Quantity	Value	Weight
USD Cash	16,757,384	$16,757,384	49.76%
Taiwan Semiconductor Manufacturing Co.	(3,255,987)	(3,830,573)	(11.33%)
Samsung Electronics Co Ltd.	(11,819,497)	(1,266,827)	(3.76%)
United Micro	(966,608)	(1,255,335)	(3.70%)
Mediatek	(1,452,481)	(1,092,091)	(3.24%)
EUR Cash	(6,535,948)	(843,348)	(2.51%)
SK Hynix Inc.	1,830	537,983	1.60%
Novatek Microele	9,751	534,647	1.59%
NOK Cash	1,315	516,940	1.53%
GBP Cash	3,041	502,890	1.49%
CAD Cash	2,382	468,944	1.39%
HKD Cash	(3,951,790)	(441,048)	(1.31%)
Alibaba Group Holding Ltd	2,783	388,451	1.15%
Chewy Inc. - Class A	1,232	375,058	1.11%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

MSFDRUS Index (Continued)

Name	Quantity	Value	Weight
IDEXX Labs	512	$356,731	1.06%
Zoetis Inc.	(478,726)	(341,947)	(1.02%)
Union Pacific CP	5,140	339,240	1.01%
SEK Cash	(2,114,204)	(332,945)	(0.99%)
Franco Nev Corp Common (Canada)	4,838	333,424	0.99%
Canadian Pacific Railway Ltd.	6,653	326,463	0.97%
The Sherwin-Williams Company	23,612	324,270	0.96%
AUD Cash	18,197	323,470	0.96%
Tencent Holdings Ltd.	27,903	288,391	0.86%
DKK Cash	3,642	282,874	0.84%
Vonovia SE	22,816	282,113	0.83%
Wheaton Precious Metal	17,847	280,933	0.83%
SCA B	1,303	278,829	0.83%
Mowi ASA	2,616	278,499	0.83%
Anta Sports	3,391	263,176	0.78%
CSX Corp	55,279	256,780	0.76%
Iberdrola	4,278	242,558	0.72%
Stora Enso Oyj R	76	239,303	0.71%
Norfolk Southern	7,504	240,225	0.71%
Canadian National Railway	8,541	238,550	0.71%
JD.com Inc	1,654	237,008	0.70%
Li Ning	691	227,595	0.68%
Salmar Asa	2,695	225,167	0.67%
Amazon.com Inc	7,187	224,234	0.67%
Persimmon PLC	7,763	221,401	0.66%
Elanco Animal Health Inc	1,711	214,799	0.64%
Leg Immobilien	16,497	209,221	0.62%
Lululemon Athletica	726	201,509	0.60%
Eversource Energy	3,890	200,919	0.60%
Meituan-W	6,585	199,431	0.59%
Weyerhaeuser Co Stock	3,594	198,043	0.58%
Nike Inc Class B	1,977	191,571	0.57%
Royal Dutch Shell Plc-A Shs	1,560	190,445	0.56%
Nextera Energy Inc	1,573	189,027	0.56%
Alliant Energy Corp	1,000	180,830	0.54%
Northland Power Inc	845	177,129	0.53%
Other Underlying Index Components *		14,532,676	43.11%
		$33,675,017	100.00%

* Largest 50 underlying components by market value at September 30, 2020 are listed.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
September 30, 2020 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of September 30, 2020, were $11,122,292 which represented 8.24% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2020:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Foreign Government Note/Bond	$-	$1,718,581	$-	$1,718,581
Purchased Options and Warrants	494,050	6,578,916	-	7,072,966
Short-Term Investments	-	60,757,338	-	60,757,338
Total Investments	$494,050	$69,054,835	$-	$69,548,885

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(395,721)	$(219,638)	$-	$(615,359)
Forward Currency Contracts *	-	279,195	-	279,195
Future Contracts *	806,349	-	-	806,349
Interest Rate Swaps *	-	152,125	-	152,125
Inflation Swaps *	-	(826,027)	-	(826,027)
Credit Default Swaps *	-	5,146	-	5,146
Total Return Swaps *	-	(118,039)	-	(118,039)
Total Other Financial Instruments	$410,628	$(727,238)	$-	$(316,610)

* Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps, Credit Default Swaps and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.